Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Earnings/(loss) per common share
Net income/(loss)	$19.7	$53.7	$(22.8)	$134.9
Weighted average common shares outstanding	108,627,579	117,089,293	110,077,312	117,373,655
Earnings/(loss) per common share	$0.18	$0.46	$(0.21)	$1.15

Earnings/(loss) per diluted common share
Net income/(loss)	$19.7	$53.7	$(22.8)	$134.9
Weighted average common shares outstanding	108,627,579	117,089,293	110,077,312	117,373,655
Share-based compensation plans	508,245	535,729	—	487,327
Weighted average diluted common shares outstanding	109,135,824	117,625,022	110,077,312	117,860,982
Earnings/(loss) per diluted common share	$0.18	$0.46	$(0.21)	$1.14